Property, Plant and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consists of LNG terminal costs and fixed assets, as follows (in thousands):

	March 31,	December 31,
	2013	2012
LNG terminal costs
LNG terminal	$1,641,717	$1,641,722
LNG terminal construction-in-process	241	256
LNG site and related costs, net	154	156
Accumulated depreciation	(177,083)	(166,539)
Total LNG terminal costs, net	1,465,029	1,475,595

Fixed assets
Computer and office equipment	424	368
Vehicles	599	550
Machinery and equipment	1,169	1,172
Other	703	759
Accumulated depreciation	(2,335)	(2,270)
Total fixed assets, net	560	579
Property, plant and equipment, net	$1,465,589	$1,476,174

Depreciation expense related to our LNG terminal totaled $10.5 million for each of the three months ended March 31, 2013 and 2012.

PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consists of LNG terminal costs and fixed assets, as follows (in thousands):

	December 31,
	2012	2011
LNG terminal costs
LNG terminal	$1,641,722	$1,637,724
LNG terminal construction-in-process	256	286
LNG site and related costs, net	156	163
Accumulated depreciation	(166,539)	(124,409)
Total LNG terminal costs, net	1,475,595	1,513,764

Fixed assets
Computer and office equipment	368	227
Vehicles	550	416
Machinery and equipment	1,172	1,068
Other	759	630
Accumulated depreciation	(2,270)	(1,968)
Total fixed assets, net	579	373
Property, plant and equipment, net	$1,476,174	$1,514,137

Depreciation expense related to our LNG terminal totaled $42.1 million, $42.6 million and $41.8 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Our LNG terminal is depreciated using the straight-line depreciation method applied to groups of LNG terminal assets with varying useful lives. The identifiable components of our LNG terminal with similar estimated useful lives have a depreciable range between 15 and 50 years, as follows:

Components	Useful life (yrs)
LNG storage tanks	50
Marine berth, electrical, facility and roads	35
Regasification processing equipment (recondensers, vaporization and vents)	30
Sendout pumps	20
Others	15-30